COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Payment guarantees on the financial debt of various foreign financial services subsidiaries	$ 261,085	$ 243,235
Commitments
Total credit limit	6,426,349
Utilized	$ 3,865,974
Wholesale and dealer financing
Commitments
Total credit limit		6,519,538
Utilized		$ 4,036,119